TRADE PAYABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
TRADE PAYABLES
TRADE PAYABLES

NOTE 8 - TRADE PAYABLES

Trade payables are amounts billed to the Company by suppliers for goods and services in the ordinary course of business. All amounts have short-term repayment terms and vary by supplier.

NOTE 8 – TRADE PAYABLES

Trade payables are amounts billed to the Company by suppliers for goods and services in the ordinary course of business. All amounts have short-term repayment terms and vary by supplier.